Federal Home Loan Bank Advances - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank Advances [Line Items]
Federal home loan bank advances, acquisition accounting adjustments	$ 72,000	$ 228,000	$ 0
Federal home loan bank advances, Fixed Rate		133,700,000
Federal home loan bank advances, Floating Rate		$ 180,000,000
Federal home loan bank, required investment convertion ratio		0.05
Additional borrowing capacity from FHLB	$ 913,000,000	$ 647,900,000	849,800,000
Federal home loan bank advances maximum borrowing capacity as percentage of total assets	35.00%	35.00%
Federal home loan bank, advances, putable option	$ 234,559,000	$ 313,715,000	$ 38,000,000
Ridgestone
Federal Home Loan Bank Advances [Line Items]
Federal home loan bank, advances, putable option	$ 1,500,000	$ 1,500,000
Minimum
Federal Home Loan Bank Advances [Line Items]
Federal home loan bank advances, Fixed interest rate		0.70%
Federal home loan bank fixed fate advances, maturity date	2017-12	2017-01
Federal home loan bank advances, Floating interest rate		0.57%
Maximum
Federal Home Loan Bank Advances [Line Items]
Federal home loan bank advances, Fixed interest rate		3.22%
Federal home loan bank fixed fate advances, maturity date	2018-02	2018-02
Federal home loan bank advances, Floating interest rate		0.72%